SEGMENT INFORMATION - Schedule of revenues by geographic area (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Income from ordinary activities	$ 11,640,541	$ 9,362,521	$ 4,884,015
Other operating income	148,641	154,286	277,331
Peru
Disclosure of operating segments [line items]
Income from ordinary activities	988,908	858,957	503,616
Argentina
Disclosure of operating segments [line items]
Income from ordinary activities	244,413	206,856	75,513
U.S.A.
Disclosure of operating segments [line items]
Income from ordinary activities	1,044,822	1,058,107	577,970
Europe
Disclosure of operating segments [line items]
Income from ordinary activities	800,897	768,980	376,857
Colombia
Disclosure of operating segments [line items]
Income from ordinary activities	662,263	540,231	368,474
Brazil
Disclosure of operating segments [line items]
Income from ordinary activities	5,006,377	3,724,466	1,664,523
Ecuador
Disclosure of operating segments [line items]
Income from ordinary activities	332,801	248,454	162,959
Chile
Disclosure of operating segments [line items]
Income from ordinary activities	1,898,150	1,514,645	794,122
Asia Pacific and rest of Latin America
Disclosure of operating segments [line items]
Income from ordinary activities	$ 661,910	$ 441,825	$ 359,981